Expense Example {- Fidelity Health Savings Index Fund} - 09.30 Fidelity Health Savings & Health Savings Index Funds Retail Combo PRO-03 - Fidelity Health Savings Index Fund - Fidelity Health Savings Index Fund
Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 20
3 years	74
5 years	134
10 years	$ 311